Impairment charges on intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Impairment of Assets [Abstract]
Schedule of Intangible Assets

Acquired		Accumulated	Net carrying		Ending
intangible assets	Cost	amortization	amount	Impairment	Balance
Technology	$15,976	$1,498	$14,478	$11,978	$2,500
Customer contracts and relationships	1,048	168	880	880	—
Non-compete agreement	255	96	159	159	—
	$17,279	$1,762	$15,517	$13,017	$2,500